                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number:    28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dubravka Josipovic

Title:       SIGNING AUTHORITY
             ----------------
Phone:       (41-41) 724-5959

Signature, Place, and Date of Signing:         /s/ Dubravka Josipovic
                                      ----------------------------------------

                                            Zug, Switzerland, August 14, 2002




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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

      Name

      Biotech Focus N.V.

      Biotech Invest N.V.

      Biotech Target N.V.

      Biotech Growth N.V.


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                            Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $993,572
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus N.V.

      2     Biotech Invest N.V.

      3     Biotech Target N.V.

      4     Biotech Growth N.V.


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                                                 BB BIOTECH AG

                                          FORM 13F INFORMATION TABLE


    COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7         COLUMN 8
    --------                --------  --------   --------        --------           --------   --------         --------
                              TITLE
                               OF                  VALUE      0SHS OR   SH/   PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
 NAME OF ISSUER               CLASS    CUSIP      (x$100)     PRN AMT  PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
 --------------               -----    -----      -------     -------  ---   ----  ----------  --------   ----    ------ ----
Adolor Corp.                   COM    00724X102    19,621    1,742,500  SH          DEFINED        3    1,742,500  NONE  NONE

Amgen Inc.                     COM    00075886F1  250,233    5,975,000  SH          DEFINED        1    5,975,000  NONE  NONE

CV Therapeutics, Inc.          COM    12666710     34,692    1,863,147  SH          DEFINED        3    1,863,147  NONE  NONE

Cell Therapeutics, Inc.        COM    150934107     5,026      920,500  SH          DEFINED        3      920,500  NONE  NONE

Cephalon Inc.                  COM    156708109    45,200    1,000,000  SH          DEFINED        1    1,000,000  NONE  NONE

Cubist Pharmaceuticals,Inc.    COM    229678107    10,539    1,120,000  SH          DEFINED        3    1,120,000  NONE  NONE

Durect Corporation             COM    266605104    18,040    2,254,957  SH          DEFINED        3    2,254,957  NONE  NONE

Endo Pharmaceuticals           COM    29264P104     7,609    1,087,000  SH          DEFINED        3    1,087,000  NONE  NONE

Genentech                      COM    812578102    33,500    1,000,000  SH          DEFINED        1    1,000,000  NONE  NONE

IDEC Pharmaceuticals           COM    449370105   195,391    5,841,300  SH          DEFINED        1    5,841,300  NONE  NONE

Medicines Company (The)        COM    584688105    50,613    4,104,837  SH          DEFINED        3    4,104,837  NONE  NONE

MedImmune                      COM    584699102   188,464    7,138,784  SH          DEFINED        1    7,138,784  NONE  NONE

MedImmune                      COM    584699102    17,688      670,000  SH    PUT   DEFINED        1      670,000  NONE  NONE

Neurocrine Biosciences         COM    64125C109    53,598    1,870,800  SH          DEFINED        3    1,870,800  NONE  NONE

Pozen, Inc.                    COM    73941U102     2,717      524,500  SH          DEFINED        3      524,500  NONE  NONE

Regeneron Pharmaceuticals,
Inc.                           COM    75886F107     3,482      240,000  SH          DEFINED        3      240,000  NONE  NONE

Serono SA                      ADR    81752M101     8,150      500,000  SH          DEFINED        1      500,000  NONE  NONE

Third Wave Technologies        COM    88428W108     1,215      542,525  SH          DEFINED        4      542,525  NONE  NONE

3-Dimensional
Pharmaceuticals, Inc.          COM    88554W104    12,685    2,850,483  SH          DEFINED        3    2,850,483  NONE  NONE

Titan
Pharmaceuticals, Inc.          COM    888314101     1,657      494,500  SH          DEFINED        3      494,500  NONE  NONE

Transkaryotic Therapies        COM    89373510     17,358      481,500  SH          DEFINED        2      481,500  NONE  NONE

Virologic                      COM    92823R201    10,094    3,605,004  SH          DEFINED        3    3,605,004  NONE  NONE